Loans - Balances in Allowance for Loan Losses and Recorded Investment and Unpaid Principal Balance in Loans by Portfolio Segment and Based on Impairment Method (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Loans individually evaluated for impairment	$ 29,460	$ 21,950	$ 49,189
Loans collectively evaluated for impairment	664,736	615,569	509,454
Loans, net	694,196	637,519	558,643
Allowance for loan losses individually evaluated for impairment	2,287	2,894	3,096
Allowance for loan losses collectively evaluated for impairment	7,546	7,709	7,399
Total	9,833	10,603	10,495	$ 12,521
Loans individually evaluated for impairment	31,747	24,844	52,285
Loans collectively evaluated for impairment	672,282	623,278	516,853
Total gross loans	704,029	648,122	569,138
Agricultural Loans
Allowance for loan losses:
Allowance for loan losses individually evaluated for impairment	935	242	268
Allowance for loan losses collectively evaluated for impairment	4,416	3,214	2,876
Total	5,351	3,456	3,144
Loans individually evaluated for impairment	20,599	10,897	29,283
Loans collectively evaluated for impairment	448,567	404,267	345,957
Total gross loans	469,166	415,164	375,240
Commercial Real Estate Loans
Allowance for loan losses:
Allowance for loan losses individually evaluated for impairment	295	519	833
Allowance for loan losses collectively evaluated for impairment	1,939	2,807	2,421
Total	2,234	3,326	3,254
Loans individually evaluated for impairment	5,891	3,041	6,385
Loans collectively evaluated for impairment	141,747	134,476	96,260
Total gross loans	147,638	137,517	102,645
Commercial Loans
Allowance for loan losses:
Allowance for loan losses individually evaluated for impairment	1,057	1,848	1,637
Allowance for loan losses collectively evaluated for impairment	425	572	535
Total	1,482	2,420	2,172
Loans individually evaluated for impairment	5,240	8,910	10,762
Loans collectively evaluated for impairment	47,357	44,835	40,246
Total gross loans	52,597	53,745	51,008
Residential Real Estate Loans
Allowance for loan losses:
Allowance for loan losses individually evaluated for impairment		285	358
Allowance for loan losses collectively evaluated for impairment	763	1,107	1,461
Total	763	1,392	1,819
Loans individually evaluated for impairment	17	1,996	5,855
Loans collectively evaluated for impairment	34,309	38,889	34,046
Total gross loans	34,326	40,885	39,901
Installment and consumer other
Allowance for loan losses:
Allowance for loan losses collectively evaluated for impairment	3	9	3
Total	3	9	3
Loans collectively evaluated for impairment	302	811	344
Total gross loans	$ 302	$ 811	344
Unallocated
Allowance for loan losses:
Allowance for loan losses collectively evaluated for impairment			103
Total			$ 103